SUPPLEMENT DATED AUGUST 27, 2008
TO THE
CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
DATED FEBRUARY 1, 2008, AS SUPPLEMENTED JUNE 17, 2008 AND JULY 24, 2008

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Class A, Class B, and Class C Shares Prospectus (the “Prospectus”) dated February 1, 2008, as amended:

Additional Investment Strategies and Risks

Effective immediately, the first paragraph under the heading “All Tax-Free Bond Funds” on page 110 of the Prospectus is deleted.

Portfolio Managers

Effective immediately, the portfolio managers section relating to the Total Return Bond Fund on page 125 of the Prospectus is deleted and replaced with the following:

Total Return Bond Fund.  Mark Montgomery, CFA, has been portfolio manager of the BB&T Total Return Bond Fund since January 2008. Mr. Montgomery is a Managing Director, Fixed Income Portfolio Manager and head of Sterling Capital’s fixed income team. He worked for seven years in the Vanguard Group’s long-term and high-yield municipal portfolio management team before joining Sterling Capital in 1997.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE.

RTL-SUP-0808

SUPPLEMENT DATED AUGUST 27, 2008
TO THE
INSTITUTIONAL SHARES PROSPECTUS
DATED FEBRUARY 1, 2008, AS SUPPLEMENTED JUNE 17, 2008

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Institutional Shares Prospectus (the “Prospectus”) dated February 1, 2008, as amended:

Additional Investment Strategies and Risks

Effective immediately, the first paragraph under the heading “All Tax-Free Bond Funds” on page 85 of the Prospectus is deleted.

Portfolio Managers

Effective immediately, the portfolio managers section relating to the Total Return Bond Fund on page 99 of the Prospectus is deleted and replaced with the following:

Total Return Bond Fund.  Mark Montgomery, CFA, has been portfolio manager of the BB&T Total Return Bond Fund since January 2008. Mr. Montgomery is a Managing Director, Fixed Income Portfolio Manager and head of Sterling Capital’s fixed income team. He worked for seven years in the Vanguard Group’s long-term and high-yield municipal portfolio management team before joining Sterling Capital in 1997.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE.

INST-SUP-0808

BB&T FUNDS
SUPPLEMENT DATED AUGUST 27, 2008
TO THE BB&T FUNDS’
STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 1, 2008, AS SUPPLEMENTED JUNE 17, 2008 AND JULY 24, 2008
Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Statement of Additional Information (“SAI”) dated February 1, 2008, as amended:
Portfolio Managers
Effective immediately, delete all references to Hung Bui.
Investors should retain this supplement with the SAI for future reference.